Business Combinations (Tables)	9 Months Ended
Sep. 30, 2021
Reverse Recapitalization, Business Combination And Asset Acquisition [Abstract]
Schedule of Reconciliation of the elements of the Business Combination

The following table reconciles the elements of the Business Combination to the unaudited condensed consolidated statements of stockholders’ equity and cash flows for the nine months ended September 30, 2021:

Recapitalization
Cash - Novus trust and cash, net of redemptions	$99,896
Cash - PIPE financing	375,000
Non-cash Convertible Note conversion	30,808
Non-cash net liabilities assumed from Novus	(2,850)
Less: Fair value of assumed common stock Private Warrants	(45,565)
Less: transaction costs allocated to equity	(23,762)
Net impact on total stockholders’ equity	433,527
Less: cash payments for transaction costs at Closing	(2,634)
Less: non-cash Convertible Note conversion	(30,808)
Add: non-cash net liabilities assumed from Novus	2,850
Add: non-cash fair value of assumed common stock Private Warrants	45,565
Net impact on net cash provided by financing activities	448,500
Less: transaction costs included in net cash used in operating activities(a)	(13,261)
Total net increase in cash and cash equivalents on closing date	$435,239
(a)	Including transaction costs in the amount of $2,887 allocated to the Private Warrants.

Schedule of Total Consideration, Net of Cash Acquired

Common Stock issued (2,329 shares at approximately $21.00 per share)	$48,991
Stock options issued to replace unvested Root AI stock options	361
Total equity	49,352
Cash consideration paid for the settlement of vested Root AI stock options	230
Cash consideration paid to Root AI shareholders	9,512
Cash consideration paid to reimburse Root AI for seller transaction costs incurred	150
Cash acquired	(136)
Net cash	$9,756
Net consideration paid	$59,108

Summary of Preliminary Purchase Price Allocation for Root AI

The preliminary purchase price allocation for Root AI is as follows:

Goodwill	$50,863
Intangibles	9,754
Deferred taxes	(1,420)
Net operating assets and liabilities	(89)
Net assets acquired	$59,108